Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consisted of the following:

	Year Ended December 31, 2025	Period from July 8, 2024 (inception) to December 31, 2024
Current
Federal	$—	$—
State	—	—
Total current provision	—	—
Deferred
Federal	4,260,400	28,475
State	1,416,298	9,265
Change in valuation allowance	(5,676,698)	(37,740)
Total deferred provision	—	—
Total provision for income taxes	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	The following table presents required disclosure pursuant to ASU
2023-09
and reconciles the Company’s U.S. federal statutory tax amount and rate to its actual effective amount as follows:

	Year Ended December 31, 2025		Period from July 8, 2024 (inception) to December 31, 2024
Tax, computed at the federal statutory rate	$(15,072,662)	21.0%	$(124,647)	21.0%
Permanent benefit item - fair value adjustment of SAFEs	8,257,513	(11.5%)	83,245	(14.0%)
Other nondeductible items	215,602	(0.3%)	1,595	(0.3%)
Other items	2,339,146	(3.3%)	2,067	(0.3%)
Change in valuation allowance	4,260,401	(5.9%)	37,740	(6.4%)
Benefit from income taxes	$—	0.0%	$—	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of the Company’s deferred income tax assets were as follows:

	Year Ended December 31, 2025	Period from July 8, 2024 (inception) to December 31, 2024
Deferred tax assets:
Net operating losses	$924,093	$36,969
Stock based compensation	226,224	771
Deferred lease liability	14,056	—
Legal settlement accrual	4,573,919	—
Other	9	—
Total deferred tax assets	5,738,301	37,740
Less valuation allowance	(5,714,438)	(37,740)
Total deferred tax assets	23,863	—
Deferred tax liabilities
Right-of-use assets	(22,837)	—
Property and equipment	(1,026)	—
Total deferred tax liabilities	(23,863)	—
Net deferred tax assets	$—	$—